Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.84371%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,339,062.40

Principal:
Principal Collections	$25,417,826.20
Prepayments in Full	$10,973,391.48
Liquidation Proceeds	$423,605.94
Recoveries	$132,736.38
Sub Total	$36,947,560.00
Collections	$39,286,622.40

Purchase Amounts:
Purchase Amounts Related to Principal	$89,097.87
Purchase Amounts Related to Interest	$200.01
Sub Total	$89,297.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,375,920.28

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,375,920.28
Servicing Fee	$679,717.29	$679,717.29	$0.00	$0.00	$38,696,202.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,696,202.99
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$38,696,202.99
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$38,696,202.99
Interest - Class A-3 Notes	$1,759,995.57	$1,759,995.57	$0.00	$0.00	$36,936,207.42
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$36,334,993.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,334,993.92
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$36,136,434.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,136,434.67
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$35,999,105.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,999,105.17
Regular Principal Payment	$33,238,730.19	$33,238,730.19	$0.00	$0.00	$2,760,374.98
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,760,374.98
Residual Released to Depositor	$0.00	$2,760,374.98	$0.00	$0.00	$0.00
Total		$39,375,920.28

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,238,730.19
Total					$33,238,730.19

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$33,238,730.19	$64.04	$1,759,995.57	$3.39	$34,998,725.76	$67.43
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$33,238,730.19	$21.05	$2,697,097.82	$1.71	$35,935,828.01	$22.76

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$471,427,383.96	0.9082680	$438,188,653.77	0.8442291
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$707,547,383.96	0.4481154	$674,308,653.77	0.4270641

Pool Information
Weighted Average APR	3.445%	3.460%
Weighted Average Remaining Term	38.49	37.72
Number of Receivables Outstanding	35,236	34,461
Pool Balance	$815,660,744.42	$778,205,646.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$746,624,404.27	$712,823,847.60
Pool Factor	0.4673462	0.4458857

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$65,381,798.45
Targeted Overcollateralization Amount	$103,896,992.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$103,896,992.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$551,176.88
(Recoveries)		57	$132,736.38
Net Loss for Current Collection Period			$418,440.50
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6156%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7553%
Second Prior Collection Period			0.7771%
Prior Collection Period			0.3684%
Current Collection Period			0.6301%
Four Month Average (Current and Prior Three Collection Periods)			0.6327%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,399	$7,729,683.25
(Cumulative Recoveries)			$782,137.15
Cumulative Net Loss for All Collection Periods			$6,947,546.10
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3981%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,525.15
Average Net Loss for Receivables that have experienced a Realized Loss			$4,966.08

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.30%	316	$10,080,936.03
61-90 Days Delinquent	0.23%	57	$1,758,651.63
91-120 Days Delinquent	0.03%	9	$251,804.31
Over 120 Days Delinquent	0.12%	25	$941,519.57
Total Delinquent Receivables	1.67%	407	$13,032,911.54

Repossession Inventory:
Repossessed in the Current Collection Period		14	$581,057.97
Total Repossessed Inventory		25	$1,002,128.99

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2190%
Prior Collection Period			0.2327%
Current Collection Period			0.2641%
Three Month Average			0.2386%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3793%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	21

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	99	$2,896,691.63
2 Months Extended	120	$4,063,903.59
3+ Months Extended	30	$823,155.70

Total Receivables Extended	249	$7,783,750.92
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer